Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 97,232	$ 88,824	$ 54,917	$ 71,439
Total assets	$ 1,840,245	2,229,476
Tankers [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		2,114,451
Ship To Ship Transfer [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		$ 26,201